Acquisitions (Tables)	12 Months Ended
Dec. 26, 2020
Acquisitions [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The table below summarizes the preliminary estimates of the fair values of the identifiable assets acquired and liabilities assumed in the American Freight Acquisition as of February 14, 2020. The preliminary estimates of the fair value of identifiable assets acquired and liabilities assumed are subject to revisions, which may result in an adjustment to the preliminary values presented below.

(In thousands)	Preliminary 2/14/2020
Cash and cash equivalents	$3,840
Prepaid expenses and other current assets	3,284
Inventories, net	99,200
Property, equipment and software, net	11,032
Goodwill	334,543
Operating lease right-of-use assets	91,101
Other intangible assets, net	70,200
Other non-current assets	1,607
Total assets	614,807
Current operating lease liabilities	17,242
Accounts payable	44,696
Accrued expenses and other current liabilities	26,451
Current installments of long-term obligations	3,210
Long-term obligations, excluding current installments	93,975
Deferred tax liabilities	10,520
Non-current operating lease liabilities	61,450
Total liabilities	257,544
Consideration transferred	$357,263

Business Acquisition, Pro Forma Information, Nonrecurring Adjustments
Total revenue and operating income for American Freight for the period from February 15, 2020 through December 26, 2020 are as follows:

(In thousands)	Period from 2/15/2020 - 12/26/2020
Revenue	$462,702
Income from operations	$52,197
The following unaudited consolidated pro forma summary has been prepared by adjusting the Company's historical data to give effect to the American Freight Acquisition, the Vitamin Shoppe Acquisition, the Sears Outlet Acquisition, the Buddy's Acquisition, the A-Team Leasing Acquisition and the Buddy's Partners Acquisition (the "Acquisitions") as if they had occurred on May 1, 2018.

	(Unaudited)
(In thousands)	Fiscal Year Ended 12/26/2020	Transition Period Ended 12/28/2019	Fiscal Year Ended 4/30/2019
Revenue from continuing operations	$2,078,386	$1,298,606	$2,134,110
Net income (loss) from continuing operations	36,260	(10,027)	(57,417)
Basic net income per share from continuing operations	1.05	(0.60)	(4.16)
Diluted net income per share from continuing operations	1.04	(0.60)	(4.16)